UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 99.1%
Austria 0.6%
RHI AG* (Cost $2,911,287)	94,900	3,127,611
Belgium 2.8%
InBev NV	203,800	10,699,734
Umicore	36,500	4,618,217

(Cost $14,382,027)		15,317,951
Denmark 3.8%
A P Moller-Maersk AS	972	7,338,235
Novo Nordisk AS “B”	80,100	4,936,530
Trygvesta AS (a)	131,400	7,963,160

(Cost $21,266,371)		20,237,925
Finland 4.6%
KCI Konecranes Oyj	166,000	3,053,497
Kemira Oyj (a)	611,200	10,141,904
Neste Oil Oyj	153,922	5,308,740
Nokian Renkaat Oyj (a)	251,145	3,471,193
TietoEnator Oyj	115,400	2,750,708

(Cost $23,478,679)		24,726,042
France 7.0%
Axa	423,916	14,620,781
BNP Paribas	142,144	13,835,998
Societe Generale	42,890	6,399,203
Societe Television Francaise 1	91,848	2,927,300

(Cost $31,930,299)		37,783,282
Germany 8.0%
Commerzbank AG	122,114	4,280,323
Curanum AG	338,080	3,372,854
Deutsche Telekom AG	300,484	4,644,444
Fresenius Medical Care AG & Co.	57,778	6,922,968
Hypo Real Estate Holding AG	135,243	7,521,946
IWKA AG*	155,300	3,751,371
KarstadtQuelle AG* (a)	74,107	1,743,716
RWE AG	69,833	6,134,606
Stada Arzneimittel AG	96,331	4,388,079

(Cost $38,247,565)		42,760,307
Greece 2.6%
Babis Vovos International Construction SA	163,114	3,854,694
Hellenic Exchanges Holding SA	175,800	2,672,347
OPAP SA	80,778	2,932,542
Piraeus Bank SA	173,125	4,334,538

(Cost $11,364,129)		13,794,121
Ireland 3.0%
CRH PLC (b)	40,800	1,313,372
CRH PLC (b)	181,400	5,846,306
Paddy Power PLC	448,220	7,483,311
Ryanair Holdings PLC*	169,000	1,681,710

(Cost $15,323,949)		16,324,699

Italy 6.9%
Astaldi SpA	1,648,496	10,023,557
Banca Italease	266,536	12,699,648
Mediobanca SpA	372,800	7,576,578
Risanamento SpA	209,032	1,610,116
Societa Iniziative Autostradali e Servizi SpA	419,020	5,084,934

(Cost $31,514,366)		36,994,833
Netherlands 16.2%
ABN AMRO Holding NV (a)	231,400	6,405,444
Akzo Nobel NV	98,900	5,503,148
Heineken NV	134,500	6,324,338
ING Groep NV	568,600	23,082,760
Koninklijke (Royal) Philips Electronics NV	327,700	10,820,915
Koninklijke BAM Groep NV	347,900	7,088,300
Koninklijke DSM NV	193,400	7,559,706
Royal Dutch Shell PLC “B”	297,141	10,940,219
Wolters Kluwer NV	397,300	9,358,505

(Cost $83,288,080)		87,083,335
Norway 1.8%
Aker Kvaerner ASA	30,400	3,062,474
Storebrand ASA	439,900	4,574,474
Tandberg Television ASA* (a)	159,700	2,251,032

(Cost $9,104,966)		9,887,980
Russia 0.3%
OAO Gazprom (ADR) (REG S) (Cost $1,486,959)	39,509	1,646,735
Sweden 11.5%
Atlas Copco AB “B”	178,500	4,235,228
Concordia Maritime AB “B”	1,751,700	11,156,164
Eniro AB	1,329,584	15,312,156
Hennes & Mauritz AB “B”	234,000	8,685,245
Husqvarna AB “B”*	368,200	3,959,387
Kinnevik Investment AB “B”	563,800	6,140,973
Swedish Match AB	754,500	12,458,010

(Cost $58,910,472)		61,947,163
Switzerland 0.5%
Xstrata PLC 67,658 2,903,066
(Cost $2,951,600)
Turkey 0.4%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $2,904,300)	197,122	2,245,220
United Kingdom 29.1%
Anglo American PLC	109,652	4,577,948
BP PLC	1,528,104	18,411,511
Care U.K. PLC	796,853	6,728,116
Chemring Group PLC	108,589	2,628,861
Dicom Group PLC	2,336,735	9,570,307
Dignity PLC	740,780	7,475,854
GlaxoSmithKline PLC	614,756	17,007,271
HSBC Holdings PLC	1,196,704	21,706,148
ITE Group PLC	2,034,266	4,531,510
Kensington Group PLC	24,543	405,740
Ladbrokes PLC	744,054	5,368,460
Lloyds TSB Group PLC	1,001,585	10,084,477
Prudential PLC	658,469	6,918,862
Resolution PLC	375,574	3,981,422

Rolls-Royce Group PLC*		991,287	8,161,473
Spectris PLC		529,505	5,811,052
Sportingbet PLC		700,227	3,214,468
Tesco PLC		2,234,881	15,008,251
Whitbread PLC		207,667	4,806,352

(Cost $153,094,412)			156,398,083

Total Common Stocks (Cost $502,159,461)			533,178,353
Preferred Stocks 0.9%
Germany
Porsche AG (Cost $4,547,266)		4,713	4,617,637
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $19,920,082)		19,920,082	19,920,082
Cash Equivalents 0.0%
Cash Management QP Trust, 5.3% (e) (Cost $35,103)		35,103	35,103
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 526,661,912)		103.7	557,751,175
Other Assets and Liabilities, Net		(3.7)	(19,741,888)

Net Assets		100.0	538,009,287

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $18,928,559 which is 3.5% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At July 31, 2006, the DWS Europe Equity Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	and Preferred Stocks
Financials	170,669,632	31.7%
Consumer Discretionary	92,177,041	17.1%
Industrials	57,578,676	10.7%
Energy	50,525,843	9.4%
Materials	45,591,278	8.5%
Consumer Staples	44,490,333	8.3%
Health Care	43,355,818	8.1%
Information Technology	20,383,099	3.8%
Telecommunication Services	6,889,664	1.3%
Utilities	6,134,606	1.1%
Total	537,795,990	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006